Financial instruments-Risk management and fair value - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Long-term investments	$ 199,670	$ 119,617
Loans and borrowings	1,425,633	1,163,900
Financial Assets at Fair Value, Class [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments	199,082	120,938
Financial Liabilities at Fair Value, Class [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	$ 1,549,934	$ 1,327,282